International Theme Parks Impact of Consolidating Balance Sheets of International Theme Parks (Detail) - USD ($) $ in Millions		Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Cash and cash equivalents		$ 4,150	$ 4,017	$ 4,610
Total current assets		16,825	15,889
Parks, resorts and other property		29,540	28,406
Total assets	[1]	98,598	95,789
Current liabilities		17,860	19,595
Borrowings		17,084	19,119
International Theme Parks
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Cash and cash equivalents		834	843
Other current assets		400	376
Total current assets		1,234	1,219
Parks, resorts and other property		8,973	9,403
Other assets		103	111
Total assets	[2]	10,310	10,733
Current liabilities		921	1,163
Borrowings		1,106	1,145
Other long-term liabilities		382	371
Total Liabilities	[2]	$ 2,409	$ 2,679

[1]	Equity method investments included in identifiable assets by segment are as follows: 2018 2017Media Networks$2,430 $2,505Parks, Experiences & Consumer Products1 70Studio Entertainment1 1Direct-to-Consumer & International320 493Corporate16 18 $2,768 $3,087Intangible assets included in identifiable assets by segment are as follows: 2018 2017Media Networks$1,546 $1,547Parks, Experiences & Consumer Products3,167 3,277Studio Entertainment1,479 1,543Direct-to-Consumer & International490 498Corporate130 130 $6,812 $6,995
[2]	The total assets of the Asia Theme Parks were $8 billion at both September 29, 2018 and September 30, 2017 including parks, resorts and other property of $7 billion. The total liabilities of the Asia Theme Parks were $2 billion at both September 29, 2018 and September 30, 2017.